Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000104416 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class A
Trading Symbol	EMLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$118	1.11%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class A shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 12.47%, at net asset value. This compares with a return of 13.06% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s positioning along the South African yield curve benefited portfolio returns; bonds rallied as markets priced in declining inflation and a potentially more growth-friendly policy from the South African Reserve Bank.
    The fund's positioning along the Brazilian yield curve also strengthened relative returns as duration was incrementally added in anticipation of a more dovish policy stance.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s exposure to Indian local rates detracted as bonds only saw a modest rally in yields due to concerns about bond supply and liquidity. The Indian rupee (INR) weakened against the USD due to high oil prices and trade deficits, despite RBI interventions to stabilize the currency.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	12.47%	2.89%	3.32%
A with initial sales charge (4.25%)	7.69%	2.00%	2.88%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	13.06%	2.33%	3.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 487,487,741
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,495,243	[1]
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	487,487,741	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	182	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	3,495,243
Portfolio Turnover Rate (%):	82
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	110.9%	0.0%	110.9%
Equities	1.0%	(0.8)%	0.2%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Issuer country weightings
	Long	Short	Net
Mexico	10.5%	0.0%	10.5%
Brazil	10.2%	0.0%	10.2%
South Africa	9.4%	0.0%	9.4%
China	8.7%	0.0%	8.7%
Thailand	7.8%	0.0%	7.8%
Indonesia	7.2%	0.0%	7.2%
Malaysia	7.1%	0.0%	7.1%
Romania	6.6%	0.0%	6.6%
United States	71.5%	(82.2)%	(10.7)%
Other Countries	43.2%	0.0%	43.2%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	3.0%	0.0%	3.0%
AA	3.7%	0.0%	3.7%
A	14.9%	0.0%	14.9%
BBB	37.5%	0.0%	37.5%
BB	23.1%	0.0%	23.1%
B	5.7%	0.0%	5.7%
Non-Fixed Income	1.0%	(0.8)%	0.2%
Not Rated	23.0%	0.0%	23.0%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104417 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class B
Trading Symbol	EMLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$197	1.86%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class B shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 11.62%, at net asset value. This compares with a return of 13.06% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s positioning along the South African yield curve benefited portfolio returns; bonds rallied as markets priced in declining inflation and a potentially more growth-friendly policy from the South African Reserve Bank.
    The fund's positioning along the Brazilian yield curve also strengthened relative returns as duration was incrementally added in anticipation of a more dovish policy stance.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s exposure to Indian local rates detracted as bonds only saw a modest rally in yields due to concerns about bond supply and liquidity. The Indian rupee (INR) weakened against the USD due to high oil prices and trade deficits, despite RBI interventions to stabilize the currency.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.62%	2.12%	2.55%
B with CDSC (declining over six years from 4% to 0%)×	7.62%	1.77%	2.55%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	13.06%	2.33%	3.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 487,487,741
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,495,243	[2]
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	487,487,741	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	182	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	3,495,243
Portfolio Turnover Rate (%):	82
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	110.9%	0.0%	110.9%
Equities	1.0%	(0.8)%	0.2%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Issuer country weightings
	Long	Short	Net
Mexico	10.5%	0.0%	10.5%
Brazil	10.2%	0.0%	10.2%
South Africa	9.4%	0.0%	9.4%
China	8.7%	0.0%	8.7%
Thailand	7.8%	0.0%	7.8%
Indonesia	7.2%	0.0%	7.2%
Malaysia	7.1%	0.0%	7.1%
Romania	6.6%	0.0%	6.6%
United States	71.5%	(82.2)%	(10.7)%
Other Countries	43.2%	0.0%	43.2%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	3.0%	0.0%	3.0%
AA	3.7%	0.0%	3.7%
A	14.9%	0.0%	14.9%
BBB	37.5%	0.0%	37.5%
BB	23.1%	0.0%	23.1%
B	5.7%	0.0%	5.7%
Non-Fixed Income	1.0%	(0.8)%	0.2%
Not Rated	23.0%	0.0%	23.0%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000123138 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class R6
Trading Symbol	EMLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R6 shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 12.83%, at net asset value. This compares with a return of 13.06% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s positioning along the South African yield curve benefited portfolio returns; bonds rallied as markets priced in declining inflation and a potentially more growth-friendly policy from the South African Reserve Bank.
    The fund's positioning along the Brazilian yield curve also strengthened relative returns as duration was incrementally added in anticipation of a more dovish policy stance.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s exposure to Indian local rates detracted as bonds only saw a modest rally in yields due to concerns about bond supply and liquidity. The Indian rupee (INR) weakened against the USD due to high oil prices and trade deficits, despite RBI interventions to stabilize the currency.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	12.83%	3.28%	3.68%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	13.06%	2.33%	3.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 487,487,741
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,495,243	[3]
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	487,487,741	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	182	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	3,495,243
Portfolio Turnover Rate (%):	82
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	110.9%	0.0%	110.9%
Equities	1.0%	(0.8)%	0.2%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Issuer country weightings
	Long	Short	Net
Mexico	10.5%	0.0%	10.5%
Brazil	10.2%	0.0%	10.2%
South Africa	9.4%	0.0%	9.4%
China	8.7%	0.0%	8.7%
Thailand	7.8%	0.0%	7.8%
Indonesia	7.2%	0.0%	7.2%
Malaysia	7.1%	0.0%	7.1%
Romania	6.6%	0.0%	6.6%
United States	71.5%	(82.2)%	(10.7)%
Other Countries	43.2%	0.0%	43.2%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	3.0%	0.0%	3.0%
AA	3.7%	0.0%	3.7%
A	14.9%	0.0%	14.9%
BBB	37.5%	0.0%	37.5%
BB	23.1%	0.0%	23.1%
B	5.7%	0.0%	5.7%
Non-Fixed Income	1.0%	(0.8)%	0.2%
Not Rated	23.0%	0.0%	23.0%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104423 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class R4
Trading Symbol	EMLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R4 shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 12.89%, at net asset value. This compares with a return of 13.06% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s positioning along the South African yield curve benefited portfolio returns; bonds rallied as markets priced in declining inflation and a potentially more growth-friendly policy from the South African Reserve Bank.
    The fund's positioning along the Brazilian yield curve also strengthened relative returns as duration was incrementally added in anticipation of a more dovish policy stance.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s exposure to Indian local rates detracted as bonds only saw a modest rally in yields due to concerns about bond supply and liquidity. The Indian rupee (INR) weakened against the USD due to high oil prices and trade deficits, despite RBI interventions to stabilize the currency.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	12.89%	3.19%	3.64%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	13.06%	2.33%	3.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 487,487,741
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,495,243	[4]
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	487,487,741	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	182	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	3,495,243
Portfolio Turnover Rate (%):	82
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	110.9%	0.0%	110.9%
Equities	1.0%	(0.8)%	0.2%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Issuer country weightings
	Long	Short	Net
Mexico	10.5%	0.0%	10.5%
Brazil	10.2%	0.0%	10.2%
South Africa	9.4%	0.0%	9.4%
China	8.7%	0.0%	8.7%
Thailand	7.8%	0.0%	7.8%
Indonesia	7.2%	0.0%	7.2%
Malaysia	7.1%	0.0%	7.1%
Romania	6.6%	0.0%	6.6%
United States	71.5%	(82.2)%	(10.7)%
Other Countries	43.2%	0.0%	43.2%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	3.0%	0.0%	3.0%
AA	3.7%	0.0%	3.7%
A	14.9%	0.0%	14.9%
BBB	37.5%	0.0%	37.5%
BB	23.1%	0.0%	23.1%
B	5.7%	0.0%	5.7%
Non-Fixed Income	1.0%	(0.8)%	0.2%
Not Rated	23.0%	0.0%	23.0%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104422 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class R3
Trading Symbol	EMLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$118	1.11%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R3 shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 12.44%, at net asset value. This compares with a return of 13.06% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s positioning along the South African yield curve benefited portfolio returns; bonds rallied as markets priced in declining inflation and a potentially more growth-friendly policy from the South African Reserve Bank.
    The fund's positioning along the Brazilian yield curve also strengthened relative returns as duration was incrementally added in anticipation of a more dovish policy stance.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s exposure to Indian local rates detracted as bonds only saw a modest rally in yields due to concerns about bond supply and liquidity. The Indian rupee (INR) weakened against the USD due to high oil prices and trade deficits, despite RBI interventions to stabilize the currency.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	12.44%	2.89%	3.34%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	13.06%	2.33%	3.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 487,487,741
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,495,243	[5]
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	487,487,741	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	182	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	3,495,243
Portfolio Turnover Rate (%):	82
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	110.9%	0.0%	110.9%
Equities	1.0%	(0.8)%	0.2%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Issuer country weightings
	Long	Short	Net
Mexico	10.5%	0.0%	10.5%
Brazil	10.2%	0.0%	10.2%
South Africa	9.4%	0.0%	9.4%
China	8.7%	0.0%	8.7%
Thailand	7.8%	0.0%	7.8%
Indonesia	7.2%	0.0%	7.2%
Malaysia	7.1%	0.0%	7.1%
Romania	6.6%	0.0%	6.6%
United States	71.5%	(82.2)%	(10.7)%
Other Countries	43.2%	0.0%	43.2%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	3.0%	0.0%	3.0%
AA	3.7%	0.0%	3.7%
A	14.9%	0.0%	14.9%
BBB	37.5%	0.0%	37.5%
BB	23.1%	0.0%	23.1%
B	5.7%	0.0%	5.7%
Non-Fixed Income	1.0%	(0.8)%	0.2%
Not Rated	23.0%	0.0%	23.0%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104421 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class R2
Trading Symbol	EMLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$144	1.36%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R2 shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 12.18%, at net asset value. This compares with a return of 13.06% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s positioning along the South African yield curve benefited portfolio returns; bonds rallied as markets priced in declining inflation and a potentially more growth-friendly policy from the South African Reserve Bank.
    The fund's positioning along the Brazilian yield curve also strengthened relative returns as duration was incrementally added in anticipation of a more dovish policy stance.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s exposure to Indian local rates detracted as bonds only saw a modest rally in yields due to concerns about bond supply and liquidity. The Indian rupee (INR) weakened against the USD due to high oil prices and trade deficits, despite RBI interventions to stabilize the currency.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	12.18%	2.63%	3.07%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	13.06%	2.33%	3.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 487,487,741
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,495,243	[6]
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	487,487,741	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	182	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	3,495,243
Portfolio Turnover Rate (%):	82
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	110.9%	0.0%	110.9%
Equities	1.0%	(0.8)%	0.2%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Issuer country weightings
	Long	Short	Net
Mexico	10.5%	0.0%	10.5%
Brazil	10.2%	0.0%	10.2%
South Africa	9.4%	0.0%	9.4%
China	8.7%	0.0%	8.7%
Thailand	7.8%	0.0%	7.8%
Indonesia	7.2%	0.0%	7.2%
Malaysia	7.1%	0.0%	7.1%
Romania	6.6%	0.0%	6.6%
United States	71.5%	(82.2)%	(10.7)%
Other Countries	43.2%	0.0%	43.2%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	3.0%	0.0%	3.0%
AA	3.7%	0.0%	3.7%
A	14.9%	0.0%	14.9%
BBB	37.5%	0.0%	37.5%
BB	23.1%	0.0%	23.1%
B	5.7%	0.0%	5.7%
Non-Fixed Income	1.0%	(0.8)%	0.2%
Not Rated	23.0%	0.0%	23.0%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104419 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class I
Trading Symbol	EMLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class I shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 12.78%, at net asset value. This compares with a return of 13.06% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s positioning along the South African yield curve benefited portfolio returns; bonds rallied as markets priced in declining inflation and a potentially more growth-friendly policy from the South African Reserve Bank.
    The fund's positioning along the Brazilian yield curve also strengthened relative returns as duration was incrementally added in anticipation of a more dovish policy stance.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s exposure to Indian local rates detracted as bonds only saw a modest rally in yields due to concerns about bond supply and liquidity. The Indian rupee (INR) weakened against the USD due to high oil prices and trade deficits, despite RBI interventions to stabilize the currency.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.78%	3.14%	3.55%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	13.06%	2.33%	3.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 487,487,741
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,495,243	[7]
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	487,487,741	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	182	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	3,495,243
Portfolio Turnover Rate (%):	82
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	110.9%	0.0%	110.9%
Equities	1.0%	(0.8)%	0.2%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Issuer country weightings
	Long	Short	Net
Mexico	10.5%	0.0%	10.5%
Brazil	10.2%	0.0%	10.2%
South Africa	9.4%	0.0%	9.4%
China	8.7%	0.0%	8.7%
Thailand	7.8%	0.0%	7.8%
Indonesia	7.2%	0.0%	7.2%
Malaysia	7.1%	0.0%	7.1%
Romania	6.6%	0.0%	6.6%
United States	71.5%	(82.2)%	(10.7)%
Other Countries	43.2%	0.0%	43.2%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	3.0%	0.0%	3.0%
AA	3.7%	0.0%	3.7%
A	14.9%	0.0%	14.9%
BBB	37.5%	0.0%	37.5%
BB	23.1%	0.0%	23.1%
B	5.7%	0.0%	5.7%
Non-Fixed Income	1.0%	(0.8)%	0.2%
Not Rated	23.0%	0.0%	23.0%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104418 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class C
Trading Symbol	EMLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$197	1.86%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class C shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 11.62%, at net asset value. This compares with a return of 13.06% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s positioning along the South African yield curve benefited portfolio returns; bonds rallied as markets priced in declining inflation and a potentially more growth-friendly policy from the South African Reserve Bank.
    The fund's positioning along the Brazilian yield curve also strengthened relative returns as duration was incrementally added in anticipation of a more dovish policy stance.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s exposure to Indian local rates detracted as bonds only saw a modest rally in yields due to concerns about bond supply and liquidity. The Indian rupee (INR) weakened against the USD due to high oil prices and trade deficits, despite RBI interventions to stabilize the currency.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.62%	2.15%	2.56%
C with CDSC (1% for 12 months)×	10.62%	2.15%	2.56%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	13.06%	2.33%	3.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 487,487,741
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,495,243	[8]
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	487,487,741	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	182	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	3,495,243
Portfolio Turnover Rate (%):	82
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	110.9%	0.0%	110.9%
Equities	1.0%	(0.8)%	0.2%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Issuer country weightings
	Long	Short	Net
Mexico	10.5%	0.0%	10.5%
Brazil	10.2%	0.0%	10.2%
South Africa	9.4%	0.0%	9.4%
China	8.7%	0.0%	8.7%
Thailand	7.8%	0.0%	7.8%
Indonesia	7.2%	0.0%	7.2%
Malaysia	7.1%	0.0%	7.1%
Romania	6.6%	0.0%	6.6%
United States	71.5%	(82.2)%	(10.7)%
Other Countries	43.2%	0.0%	43.2%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	3.0%	0.0%	3.0%
AA	3.7%	0.0%	3.7%
A	14.9%	0.0%	14.9%
BBB	37.5%	0.0%	37.5%
BB	23.1%	0.0%	23.1%
B	5.7%	0.0%	5.7%
Non-Fixed Income	1.0%	(0.8)%	0.2%
Not Rated	23.0%	0.0%	23.0%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104420 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class R1
Trading Symbol	EMLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$197	1.86%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R1 shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 11.76%, at net asset value. This compares with a return of 13.06% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s positioning along the South African yield curve benefited portfolio returns; bonds rallied as markets priced in declining inflation and a potentially more growth-friendly policy from the South African Reserve Bank.
    The fund's positioning along the Brazilian yield curve also strengthened relative returns as duration was incrementally added in anticipation of a more dovish policy stance.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund’s exposure to Indian local rates detracted as bonds only saw a modest rally in yields due to concerns about bond supply and liquidity. The Indian rupee (INR) weakened against the USD due to high oil prices and trade deficits, despite RBI interventions to stabilize the currency.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	11.76%	2.26%	2.62%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	13.06%	2.33%	3.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 487,487,741
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,495,243	[9]
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	487,487,741	Average Effective Maturity (yrs):	7.5
Total Number of Holdings:	182	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	3,495,243
Portfolio Turnover Rate (%):	82
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	110.9%	0.0%	110.9%
Equities	1.0%	(0.8)%	0.2%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Issuer country weightings
	Long	Short	Net
Mexico	10.5%	0.0%	10.5%
Brazil	10.2%	0.0%	10.2%
South Africa	9.4%	0.0%	9.4%
China	8.7%	0.0%	8.7%
Thailand	7.8%	0.0%	7.8%
Indonesia	7.2%	0.0%	7.2%
Malaysia	7.1%	0.0%	7.1%
Romania	6.6%	0.0%	6.6%
United States	71.5%	(82.2)%	(10.7)%
Other Countries	43.2%	0.0%	43.2%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	3.0%	0.0%	3.0%
AA	3.7%	0.0%	3.7%
A	14.9%	0.0%	14.9%
BBB	37.5%	0.0%	37.5%
BB	23.1%	0.0%	23.1%
B	5.7%	0.0%	5.7%
Non-Fixed Income	1.0%	(0.8)%	0.2%
Not Rated	23.0%	0.0%	23.0%
Cash & Cash Equivalents	6.6%	(0.2)%	6.4%
Other	63.7%	(81.2)%	(17.5)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.